Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of change in the fair value of the preferred share warrants liability
	December 31,
	2020	2019

Beginning of year	$12,241	$22,926
Issuance of warrants	-	680
Change in fair value	11,373	(11,365)
Reclassification of Warrants into equity	(23,614)	-

End of period	$-	$12,241